Note 3 - Accounts and notes receivable, net: Summary of accounts and notes receivable (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Summary of accounts and notes receivable

	As of December 31, 2025	As of December 31, 2024

Accounts receivable	$3,699,045	$2,605,556
Notes receivable	331,955	322,908
Allowance for credit losses	(548,827)	(534,562)
Total accounts and notes receivable, net	$3,482,173	$2,393,902